UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21293
Nuveen Multi-Strategy Income & Growth Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Preferred and Convertible Income Fund (JPC)
(Currently known as Nuveen Multi-Strategy Income & Growth Fund)
March 31, 2007

Shares	Description (1)	Value

	Common Stocks – 10.2% (6.8% of Total Investments)

	Aerospace & Defense – 0.3%

18,560	Boeing Company	$1,650,170
18,126	Lockheed Martin Corporation	1,758,585
23,190	Orbital Sciences Corporation, (2)	434,581

	Total Aerospace & Defense	3,843,336

	Air Freight & Logistics – 0.1%

8,792	FedEx Corporation	944,525

	Beverages – 0.1%

24,840	Coca-Cola Company	1,192,320

	Biotechnology – 0.1%

14,420	Biogen Idec Inc., (2)	639,960
19,383	Genentech, Inc., (2)	1,591,732

	Total Biotechnology	2,231,692

	Capital Markets – 0.3%

1,810	BlackRock Inc.	282,921
48,090	JPMorgan Chase & Co.	2,326,594
4,620	Marketaxess, (2)	77,339
14,310	Morgan Stanley	1,127,056

	Total Capital Markets	3,813,910

	Chemicals – 0.3%

12,360	Air Products & Chemicals Inc.	914,146
17,720	Airgas, Inc.	746,898
19,400	Ashland Inc.	1,272,640
5,230	CF Industries Holdings, Inc.	201,617
6,990	Sparetech Corporation	205,087
11,590	Terra Industries, Inc., (2)	202,825

	Total Chemicals	3,543,213

	Commercial Banks – 0.3%

2,180	Affiliated Managers Group Inc., (2)	236,203
14,160	Colonial BancGroup Inc.	350,460
5,170	Comerica Incorporated	305,650
6,904	Greater Bay Bancorp.	185,649
18,540	Mellon Financial Corporation	799,816
9,270	Northern Trust Corporation	557,498
30,440	PNC Financial Services Group, Inc.	2,190,767
4,520	Umpqua Holdings Corporation	121,000

	Total Commercial Banks	4,747,043

	Commercial Services & Supplies – 0.4%

1,930	Administaff, Inc.	67,936
2,976	Consolidated Graphics Inc., (2)	220,373
29,990	Corrections Corporation of America, (2)	1,583,772
9,870	ITT Educational Services, Inc., (2)	804,306
9,010	Republic Services, Inc.	250,658
30,560	SEI Investments Company	1,840,629
14,750	Steelcase Inc.	293,378

	Total Commercial Services & Supplies	5,061,052

	Communications Equipment – 0.2%

81,110	Corning Incorporated, (2)	1,844,441
3,433	Harris Corporation	174,911
9,350	Polycom Inc., (2)	311,636
23,360	QUALCOMM Inc.	996,538

	Total Communications Equipment	3,327,526

	Computers & Peripherals – 0.4%

17,921	Apple, Inc., (2)	1,665,040
37,090	Hewlett-Packard Company	1,488,793
11,460	Lexmark International, Inc., Class A, (2)	669,952
6,400	NCR Corporation, (2)	305,728
35,623	Network Appliance, Inc., (2)	1,300,952
7,270	Novatel Wireless, (2)	116,611

	Total Computers & Peripherals	5,547,076

	Construction Materials – 0.0%

1,540	Texas Industries Inc.	116,316

	Consumer Finance – 0.1%

12,770	Capital One Financial Corporation	963,624
3,490	MasterCard, Inc.	370,778

	Total Consumer Finance	1,334,402

	Diversified Consumer Services – 0.0%

8,880	INVESTools, Inc., (2)	123,432
9,959	Jackson Hewitt Tax Services Inc.	320,481

	Total Diversified Consumer Services	443,913

	Diversified Financial Services – 0.0%

1,620	Eaton Vance Corporation	57,737
9,390	State Street Corporation	608,003

	Total Diversified Financial Services	665,740

	Diversified Telecommunication Services – 0.2%

14,940	Alltel Corporation	926,280
24,730	AT&T Inc.	975,104
4,660	Cbeyond Inc., (2)	136,678
5,320	CT Communications, Inc.	128,212
13,850	Sprint Nextel Corporation	262,596

	Total Diversified Telecommunication Services	2,428,870

	Electric Utilities – 0.3%

8,000	El Paso Electric Company, (2)	210,800
10,420	Great Plains Energy Incorporated	338,129
12,360	OGE Energy Corp.	479,568
34,000	PG&E Corporation	1,641,180
3,940	Pike Electric Corporation, (2)	71,235
14,480	Progress Energy, Inc.	730,371
42,350	Reliant Energy Inc., (2)	860,552
15,770	Xcel Energy, Inc.	389,361

	Total Electric Utilities	4,721,196

	Electrical Equipment – 0.2%

2,390	Acuity Brands Inc.	130,112
61,220	Emerson Electric Co.	2,637,970

	Total Electrical Equipment	2,768,082

	Electronic Equipment & Instruments – 0.5%

1,310	American Science & Engineering Inc., (2)	68,998
4,504	Itron Inc., (2)	292,940
52,390	MEMC Electronic Materials, (2)	3,173,786
2,730	Mettler-Toledo International Inc., (2)	244,526
5,457	Teledyne Technologies Inc., (2)	204,310
44,750	Thermo Fisher Scientific, Inc., (2)	2,092,063
15,454	Waters Corporation, (2)	896,332

	Total Electronic Equipment & Instruments	6,972,955

	Energy Equipment & Services – 0.3%

6,860	Matrix Service Company, (2)	138,778
28,680	National-Oilwell Varco Inc., (2)	2,231,017
6,630	Oceaneering International Inc., (2)	279,256
20,980	Tidewater Inc.	1,229,008

	Total Energy Equipment & Services	3,878,059

	Food & Staples Retailing – 0.1%

36,060	Safeway Inc.	1,321,238
12,710	Whole Foods Market, Inc.	570,044

	Total Food & Staples Retailing	1,891,282

	Food Products – 0.3%

33,040	Campbell Soup Company	1,286,908
78,860	ConAgra Foods, Inc.	1,964,403
7,460	Flowers Foods Inc.	225,068
13,910	H.J. Heinz Company	655,439
12,880	McCormick & Company, Incorporated	496,138

	Total Food Products	4,627,956

	Gas Utilities – 0.3%

75,080	Energen Corporation	3,820,821
11,700	Questar Corporation	1,043,757

	Total Gas Utilities	4,864,578

	Health Care Equipment & Supplies – 0.3%

11,276	American Medical Systems Holdings, Inc., (2)	238,713
29,590	Baxter International Inc.	1,558,505
6,970	Dade Behring Holdings Inc.	305,635
9,532	Express Scripts, Inc., (2)	769,423
38,320	Hospira Inc., (2)	1,567,288
5,642	Surmodics Inc., (2)	203,112

	Total Health Care Equipment & Supplies	4,642,676

	Health Care Providers & Services – 0.3%

5,280	Centene Corporation, (2)	110,827
9,456	Healthways Inc., (2)	442,068
14,720	Humana Inc., (2)	854,054
9,930	Mentor Corporation	456,780
6,340	Nighthawk Radiology Holdings Inc., (2)	115,325
28,943	Wellcare Health Plans Inc., (2)	2,467,391

	Total Health Care Providers & Services	4,446,445

	Hotels, Restaurants & Leisure – 0.1%

12,340	Choice Hotels International, Inc.	437,206
6,730	P.F. Changs China Bistro, Inc., (2)	281,852
11,024	Starbucks Corporation, (2)	345,713
4,810	Town Sports International Holdings, Inc., (2)	104,858

	Total Hotels, Restaurants & Leisure	1,169,629

	Household Durables – 0.1%

25,261	Newell Rubbermaid Inc.	785,364

	Household Products – 0.2%

36,720	Colgate-Palmolive Company	2,452,529
11,297	Kimberly-Clark Corporation	773,732

	Total Household Products	3,226,261

	Independent Power Producers & Energy Traders – 0.1%

17,000	NRG Energy Inc., (2)	1,224,680

	Industrial Conglomerates – 0.1%

20,550	General Electric Company	726,648
2,680	Teleflex Inc.	182,428

	Total Industrial Conglomerates	909,076

	Insurance – 0.6%

35,465	AFLAC Incorporated	1,668,983
5,540	First American Corporation	280,989
18,540	Genworth Financial Inc., Class A	647,788
43,507	Philadelphia Consolidated Holding Corporation, (2)	1,913,873
7,480	Seabright Insurance Holdings Inc., (2)	137,632
4,904	Tower Group Inc.	158,007
101,780	W.R. Berkley Corporation	3,370,954

	Total Insurance	8,178,226

	Internet Software & Services – 0.0%

5,460	F5 Networks, Inc., (2)	364,073

	IT Services – 0.1%

26,570	Convergys Corporation, (2)	675,144
4,830	FactSet Research Systems Inc.	303,566
7,380	Savvis Inc., (2)	353,354

	Total IT Services	1,332,064

	Leisure Equipment & Products – 0.1%

13,380	Hasbro, Inc.	382,936
15,060	Marvel Entertainment Inc., (2)	417,915

	Total Leisure Equipment & Products	800,851

	Life Sciences Tools & Services – 0.0%

2,310	Illumina Inc., (2)	67,683

	Machinery – 0.2%

5,250	Flow International Corporation, (2)	56,385
20,806	Harsco Corporation	933,357
6,100	Manitowoc Company Inc.	387,533
5,560	PACCAR Inc.	408,104
10,517	Parker Hannifin Corporation	907,722
4,230	RBC Bearings Inc., (2)	141,409
2,650	Robbins & Myers, Inc.	98,819

	Total Machinery	2,933,329

	Marine – 0.0%

3,720	American Commercial Lines Inc., (2)	116,994

	Media – 0.5%

10,180	Cablevision Systems Corporation	309,777
32,760	DIRECTV Group, Inc., (2)	755,773
19,690	Echostar Communications Corporation, (2)	855,137
18,667	John Wiley and Sons Inc., Class A	704,866
10,300	Liberty Global Inc., Class C, (2)	315,592
5,491	Lodgenet Entertainment Corporation, (2)	168,684
42,660	McGraw-Hill Companies, Inc.	2,682,461
41,250	Time Warner Inc.	813,450

	Total Media	6,605,740

	Metals & Mining – 0.0%

3,280	Compass Minerals International, Inc.	109,552

	Multiline Retail – 0.3%

8,980	99 Cents Only Stores, (2)	132,275
20,500	Big Lots, Inc., (2)	641,240
29,440	Dollar Tree Stores Inc., (2)	1,125,786
33,850	Kohl’s Corporation, (2)	2,593,249

	Total Multiline Retail	4,492,550

	Oil, Gas & Consumable Fuels – 0.4%

4,350	Bill Barnett Corporation, (2)	140,984
8,240	Cabot Oil & Gas Corporation	554,717
23,850	EOG Resources, Inc.	1,701,459
24,980	Equitable Resources Inc.	1,207,034
7,186	Pioneer Drilling Company, (2)	91,190
6,450	St Mary Land and Exploration Company	236,586
6,455	Sunoco, Inc.	454,690
6,100	Tesoro Petroleum Corporation	612,623
11,142	Valero Energy Corporation	718,548

	Total Oil, Gas & Consumable Fuels	5,717,831

	Personal Products – 0.1%

4,990	NBTY Inc., (2)	264,670
12,150	Nutri System Inc., (2)	636,782

	Total Personal Products	901,452

	Pharmaceuticals – 0.2%

16,520	Abraxis Bioscience Inc., (2)	441,249
46,270	Merck & Co. Inc.	2,043,746
7,730	Pozen Inc., (2)	114,018

	Total Pharmaceuticals	2,599,013

	Real Estate – 0.3%

1,990	Camden Property Trust	139,917
8,671	Equity Inns Inc.	142,031
7,940	Health Care Property Investors Inc.	286,078
5,846	LaSalle Hotel Properties	271,021
11,510	Northstar Realty Finance Corporation	175,067
7,966	Public Storage, Inc.	754,141
12,591	SL Green Realty Corporation	1,727,233
10,211	Tanger Factory Outlet Centers	412,422
7,503	Taubman Centers Inc.	435,099
9,563	UDR Inc.	292,819

	Total Real Estate	4,635,828

	Road & Rail – 0.0%

15,960	Hertz Global Holdings, Inc., (2)	378,252
5,970	Landstar System	273,665

	Total Road & Rail	651,917

	Semiconductors & Equipment – 0.4%

125,723	Cypress Semiconductor Corporation, (2)	2,332,162
146,420	Micron Technology, Inc., (2)	1,768,754
55,770	National Semiconductor Corporation	1,346,288
19,130	Trident Microsystems Inc., (2)	383,748

	Total Semiconductors & Equipment	5,830,952

	Software – 0.4%

2,980	Ansys Inc., (2)	151,295
8,005	Aspen Technology Inc., (2)	104,065
10,268	Blackbaud, Inc.	250,745
65,020	BMC Software, Inc., (2)	2,001,966
34,070	Intuit Inc., (2)	932,155
36,580	Salesforce.com, Inc., (2)	1,566,356
19,110	Synopsys Inc., (2)	501,255

	Total Software	5,507,837

	Specialty Retail – 0.3%

3,830	Aeropostale, Inc., (2)	154,081
59,900	American Eagle Outfitters, Inc.	1,796,401
7,040	Dick’s Sporting Goods Inc., (2)	410,150
4,500	Gymboree Corporation, (2)	180,315
2,620	J Crew Group, Inc., (2)	105,245
8,750	PetSmart Inc.	288,400
31,610	RadioShack Corporation	854,418

	Total Specialty Retail	3,789,010

	Textiles, Apparel & Luxury Goods – 0.1%

19,988	Guess Inc.	809,314

	Thrifts & Mortgage Finance – 0.0%

13,960	Washington Federal Inc.	327,502

	Tobacco – 0.2%

5,460	Altria Group, Inc.	479,443
36,530	UST Inc.	2,118,009

	Total Tobacco	2,597,452

	Trading Companies & Distributors – 0.0%

4,994	GATX Corporation	238,713

	Total Common Stocks (cost $132,920,322)	143,977,056

Shares	Description (1)	Coupon	Ratings (3)	Value

	Convertible Preferred Securities – 8.2% (5.5% of Total Investments)

	Automobiles – 1.0%

296,150	General Motors Corporation, Series B	5.250%	B-	$6,145,113
343,000	General Motors Corporation	6.250%	B-	7,786,100

	Total Automobiles			13,931,213

	Capital Markets – 0.3%

14,500	Affiliated Managers Group Inc.	5.100%	BB	795,688
51,150	Affiliated Managers Group Inc.	5.100%	BB	2,806,856

	Total Capital Markets			3,602,544

	Chemicals – 0.1%

36,215	Celanese Corporation	4.250%	N/R	1,490,247

	Commercial Banks – 0.8%

4,875,000	Fortis Insurance NV, 144A	7.750%	Aa3	6,734,661
91,035	Washington Mutual, Inc., Unit 1 Trust	5.375%	A3	4,897,683

	Total Commercial Banks			11,632,344

	Commercial Services & Supplies – 0.4%

14,925	Allied Waste Industries Inc., Series D	6.250%	B	5,003,606

	Communications Equipment – 0.2%

2,500	Lucent Technologies Capital Trust I	7.750%	B1	2,589,375

	Diversified Financial Services – 0.4%

214,000	XL Capital Limited, Series X	7.000%	A-	5,559,720

	Electric Utilities – 0.4%

87,035	Entergy Corporation	7.625%	BBB	5,656,405

	Food Products – 0.4%

45,900	Bunge Limited	4.875%	N/R	5,284,238

	Gas Utilities – 0.2%

48,625	Southern Union Company	5.000%	BBB-	2,721,541

	Household Durables – 0.1%

2,400	Stanley Works	0.000%	A	2,477,400

	Independent Power Producers & Energy Traders – 0.4%

250	NRG Energy Inc.	4.000%	B2	476,125
16,225	NRG Energy Inc.	5.750%	B2	5,273,936

	Total Independent Power Producers & Energy Traders			5,750,061

	Insurance – 1.0% (0.6% of Total Investments)

8,500	Alleghany Corporation	5.750%	BBB-	2,927,188
56,250	Aspen Insurance Holdings Limited	5.625%	BBB-	3,051,563
225,200	MetLife Inc., Convertible, Series B	6.375%	BBB+	7,206,400
18,500	Travelers Property Casualty Corporation	4.500%	Baa1	471,380

	Total Insurance			13,656,531

	Metals & Mining – 0.7%

50,900	Freeport McMoran Copper & Gold, Inc.	6.750%	B	5,441,719
2,635	Freeport McMoran Copper & Gold, Inc.	5.500%	B-	4,019,693

	Total Metals & Mining			9,461,412

	Oil, Gas & Consumable Fuels – 0.3%

11,220	Chesapeake Energy Corporation	6.250%	N/R	2,953,272
14,540	Williams Companies Inc.	5.500%	B	1,944,725

	Total Oil, Gas & Consumable Fuels			4,897,997

	Pharmaceuticals – 0.5%

129,750	Schering-Plough Corporation	6.000%	BBB	7,635,788

	Real Estate – 0.0%

2,500	Simon Property Group, Inc., Series I	6.000%	BBB+	221,250

	U.S. Agency – 0.8%

110	Federal National Mortgage Association	5.375%	AA-	11,060,597

	Wireless Telecommunication Services – 0.2%

55,050	Crown Castle International Corporation	6.250%	N/R	3,151,613

	Total Convertible Preferred Securities (cost $106,518,262)			115,783,882

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 Par (or similar) Preferred Securities – 48.2% (32.5% of Total Investments)

	Capital Markets – 5.2%

270,487	BNY Capital Trust V, Series F	5.950%	A1	$6,724,307
148,300	Compass Capital Trust III	7.350%	A3	3,711,949
11,300	CSFB USA, Series 2002-10 (SATURNS)	7.000%	AA-	286,681
41,500	First Union Institutional Capital II (CORTS)	8.200%	A1	1,142,495
5,900	Goldman Sachs Capital I, Series A (CORTS)	6.000%	A1	143,842
4,800	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%	A1	115,488
42,500	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	A1	1,022,975
7,000	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	168,490
4,400	Goldman Sachs Group Inc. (SATURNS)	5.750%	AA-	103,796
527,188	Lehman Brothers Holdings Capital Trust III, Series K	6.375%	A2	13,179,700
3,300	Lehman Brothers Holdings Capital Trust IV, Series L	6.375%	A2	82,830
153,700	Merrill Lynch Preferred Capital Trust III	7.000%	A1	3,890,147
124,400	Merrill Lynch Preferred Capital Trust IV	7.120%	A1	3,167,224
358,400	Merrill Lynch Preferred Capital Trust V	7.280%	A1	9,271,808
71,100	Morgan Stanley Capital Trust II	7.250%	A1	1,808,784
314,334	Morgan Stanley Capital Trust III	6.250%	A1	7,823,773
507,674	Morgan Stanley Capital Trust IV	6.250%	A1	12,595,392
305,429	Morgan Stanley Capital Trust VII	6.600%	A2	7,730,408
3,000	Washington Mutual Capital Trust I, Series 2001-22, Class A-1 (CORTS)	7.650%	Baa1	76,980

	Total Capital Markets			73,047,069

	Commercial Banks – 8.3%

171,500	Abbey National PLC, Series C	7.375%	A2	4,349,240
83,300	ABN AMRO Capital Fund Trust V	5.900%	Aa3	2,039,184
10,000	ABN AMRO Capital Trust Fund VII	6.080%	Aa3	251,600
73,600	ASBC Capital I	7.625%	A3	1,851,040
43,785	BAC Capital Trust I	7.000%	Aa2	1,105,133
111,055	BAC Capital Trust II	7.000%	Aa2	2,811,913
284,700	BAC Capital Trust III	7.000%	Aa2	7,214,298
317,222	Banco Santander, 144A	6.800%	A	8,029,682
46,700	Banco Santander, 144A	6.500%	A	1,189,393
45,182	Banco Santander	6.410%	A2	1,150,334
9,100	BancorpSouth Capital Trust I	8.150%	Baa1	229,229
231,600	Banesto Holdings, Series A, 144A	10.500%	A2	7,005,900
81,700	Bank One Capital Trust VI	7.200%	Aa3	2,078,448
35,700	BankNorth Capital Trust II	8.000%	A1	897,855
300	Capital One Capital II Corporation	7.500%	Baa1	7,903
62,300	Chittenden Capital Trust I	8.000%	A3	1,564,353
232,200	Citizens Funding Trust I	7.500%	Baa2	6,015,443
107,000	Cobank ABC, 144A, (6)	7.000%	N/R	5,517,990
338,700	Fleet Capital Trust VIII	7.200%	Aa2	8,504,757
771,620	HSBC Finance Corporation	6.875%	AA-	19,660,878
22,360	HSBC Holdings PLC, Series A	6.200%	A1	564,366
137,400	KeyCorp Capital Trust IX	6.750%	Baa1	3,477,938
539,400	National City Capital Trust II	6.625%	A3	13,552,425
43,550	PNC Capital Trust	6.125%	A2	1,073,943
38,705	Royal Bank of Scotland Group PLC, Series L	5.750%	A1	939,757
91,395	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	2,336,056
73,305	USB Capital Trust VI	5.750%	Aa3	1,744,659
198,427	USB Capital Trust XI	6.600%	A1	5,047,983
33,400	VNB Capital Trust I	7.750%	A3	850,364
80,735	Wells Fargo Capital Trust V	7.000%	Aa2	2,043,403
114,669	Wells Fargo Capital Trust VII	5.850%	Aa2	2,809,391
80,700	Zions Capital Trust B	8.000%	BBB-	2,053,815

	Total Commercial Banks			117,968,673

	Computers & Peripherals – 0.0%

4,600	IBM Inc., Trust Certificates, Series 2001-2	7.100%	A+	117,622

	Consumer Finance – 0.1%

39,700	SLM Corporation	6.000%	A	965,504

	Diversified Financial Services – 3.6%

63,130	BAC Capital Trust XII	6.875%	Aa3	1,647,377
16,500	CIT Group Incorporated (CORTS)	7.750%	A3	431,640
86,500	Citigroup Capital Trust VII	7.125%	Aa2	2,188,450
241,654	Citigroup Capital Trust VIII	6.950%	Aa2	6,080,015
32,000	Citigroup Capital XIV	6.875%	Aa2	836,160
68,255	Citigroup Capital XV	6.500%	Aa3	1,727,705
57,300	Citigroup Capital XVI	6.450%	Aa2	1,436,511
18,200	Citigroup Capital XVII	6.350%	Aa2	455,046
13,400	Citigroup, Series CIT (CORTS)	6.750%	A3	337,144
33,100	General Electric Capital Corporation	6.625%	AAA	835,775
22,700	General Electric Capital Corporation	6.050%	AAA	573,175
570,518	ING Group N.V.	7.200%	A1	14,519,683
786,475	ING Group N.V.	7.050%	A	19,913,547
16,800	ING Group N.V.	6.200%	A1	424,200

	Total Diversified Financial Services			51,406,428

	Diversified Telecommunication Services – 0.3%

67,000	AT&T Inc.	6.375%	A	1,687,563
21,900	BellSouth Capital Funding (CORTS)	7.100%	A	550,923
18,300	BellSouth Corporation (CORTS)	7.000%	Aa3	455,213
17,500	Verizon Communications (CORTS)	7.625%	A	450,538
22,200	Verizon Communications (CORTS)	7.375%	A	568,764
3,700	Verizon Communications, Series 2004-1 (SATURNS)	6.125%	A+	91,945
2,300	Verizon Global Funding Corporation Trust III, Series III (CORTS)	6.250%	A	57,753
13,900	Verizon New England Inc., Series B	7.000%	A3	350,975

	Total Diversified Telecommunication Services			4,213,674

	Electric Utilities – 0.7%

9,800	Consolidated Edison, Inc.	7.250%	A2	246,666
22,200	DTE Energy Trust I	7.800%	Baa3	564,990
40,670	Entergy Louisiana LLC	7.600%	A-	1,022,851
135,100	FPL Group Capital Inc.	6.600%	A3	3,472,070
44,570	Georgia Power Capital Trust V	7.125%	A3	1,119,153
500	Georgia Power Company	5.750%	A	11,990
1,100	National Rural Utilities Cooperative Finance Corporation	7.400%	A3	27,995
6,600	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	161,964
4,900	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	115,934
2,800	Southern Company Capital Trust VI	7.125%	BBB+	70,364
134,400	Virginia Power Capital Trust	7.375%	Baa2	3,433,920

	Total Electric Utilities			10,247,897

	Food Products – 0.1%

27,100	Dairy Farmers of America Inc., 144A, (6)	7.875%	BBB-	2,827,717

	Insurance – 10.5%

556,210	Ace Ltd., Series C	7.800%	Baa2	14,289,035
11,556	Aegon N.V.	6.875%	A-	304,847
976,600	Aegon N.V., (6)	6.375%	A-	25,215,812
8,867	AMBAC Financial Group Inc.	5.950%	AA	216,798
25,700	Arch Capital Group Limited, Series B	7.785%	Baa3	674,368
408,100	Arch Capital Group Limited	8.000%	Baa3	10,949,323
1,221,100	Delphi Financial Group, Inc.	8.000%	BBB	31,687,545
322,955	EverestRe Capital Trust II	6.200%	Baa1	7,750,920
110,400	EverestRe Group Limited	7.850%	Baa1	2,819,616
82,200	Financial Security Assurance Holdings	6.250%	AA	2,050,068
3,500	Lincoln National Capital Trust VI	6.750%	A-	88,900
6,000	Markel Corporation	7.500%	BBB-	155,640
809,050	PartnerRe Limited, Series C	6.750%	BBB+	20,436,603
82,200	PLC Capital Trust III	7.500%	BBB+	2,078,016
32,900	PLC Capital Trust IV	7.250%	BBB+	827,106
7,600	PLC Capital Trust V	6.125%	BBB+	183,996
47,900	Protective Life Corporation	7.250%	BBB	1,242,526
37,400	Prudential PLC	6.750%	A	963,050
325,410	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	8,265,414
27,800	RenaissanceRe Holdings Ltd	6.600%	BBB	679,710
27,300	Safeco Capital Trust I (CORTS)	8.750%	Baa2	781,872
39,100	Safeco Capital Trust III (CORTS)	8.072%	Baa2	993,140
7,500	Safeco Capital Trust IV (CORTS)	8.375%	Baa2	206,288
47,400	Safeco Corporation, Series 2001-7 (SATURNS)	8.250%	Baa2	1,212,492
44,900	Safeco Corporation, Series 2002-5 (SATURNS)	8.250%	Baa2	1,148,318
14,700	W.R. Berkley Corporation	6.750%	BBB-	373,380
151,100	XL Capital Ltd, Series A	8.000%	Baa1	3,825,852
340,500	XL Capital Ltd, Series B	7.625%	Baa1	8,641,890

	Total Insurance			148,062,525

	Media – 2.9%

43,700	CBS Corporation	7.250%	BBB	1,099,929
415,800	CBS Corporation	6.750%	BBB	10,408,015
580,200	Comcast Corporation	7.000%	BBB+	14,922,048
605,900	Viacom Inc.	6.850%	BBB	15,223,238

	Total Media			41,653,230

	Multi-Utilities – 0.1%

55,600	Dominion CNG Capital Trust I	7.800%	Baa2	1,413,908

	Oil, Gas & Consumable Fuels – 0.9%

477,800	Nexen Inc.	7.350%	Baa3	12,250,792

	Real Estate – 12.9%

10,500	AvalonBay Communities, Inc., Series H	8.700%	BBB	285,495
3,000	BRE Properties, Series B	8.080%	BBB-	75,600
15,266	BRE Properties, Series C	6.750%	BBB-	383,940
658,185	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	16,757,390
74,900	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	1,936,165
81,100	Duke Realty Corporation, Series L	6.600%	BBB	2,035,610
36,828	Duke-Weeks Realty Corporation	6.950%	BBB	931,748
11,800	Equity Residential Properties Trust, Series D	8.600%	BBB	296,298
393,070	Equity Residential Properties Trust, Series N	6.480%	BBB	9,748,136
267,400	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	6,781,264
232,400	HRPT Properties Trust, Series B	8.750%	BBB-	5,963,384
652,100	HRPT Properties Trust, Series C	7.125%	BBB-	16,856,785
458,887	Kimco Realty Corporation, Series F	6.650%	BBB+	11,467,586
13,693	New Plan Excel Realty Trust, Series D	7.800%	BBB-	681,655
876,975	New Plan Excel Realty Trust, Series E	7.625%	BBB-	21,941,915
32,982	Prologis Trust, Series C	8.540%	BBB	1,979,952
12,500	Prologis Trust, Series G	6.750%	BBB	317,125
2,000	PS Business Parks, Inc., Series K	7.950%	BBB-	53,060
110,000	Public Storage, Inc.	6.750%	BBB+	2,798,125
51,900	Public Storage, Inc., Series E	6.750%	BBB+	1,310,475
15,000	Public Storage, Inc., Series F	6.450%	BBB+	372,000
7,859	Public Storage, Inc., Series H	6.950%	BBB+	201,190
149,400	Public Storage, Inc., Series I	7.250%	BBB+	3,857,508
89,741	Public Storage, Inc., Series M	6.625%	BBB+	2,226,699
32,300	Public Storage, Inc., Series V	7.500%	BBB+	814,606
2,200	Public Storage, Inc., Series X	6.450%	BBB+	54,758
323,900	Realty Income Corporation, Series E	6.750%	BBB-	8,107,638
216,495	Regency Centers Corporation	7.450%	BBB-	5,468,664
9,100	Regency Centers Corporation	7.250%	BBB-	230,139
7,000	Simon Property Group, Inc., Series G	7.890%	BBB	358,225
2,800	Vornado Realty Trust, Series F	6.750%	BBB-	70,532
16,800	Vornado Realty Trust, Series G	6.625%	BBB-	417,648
3,400	Vornado Realty Trust, Series H	6.750%	BBB-	85,374
54,200	Vornado Realty Trust, Series I	6.625%	BBB-	1,354,458
1,442,545	Wachovia Preferred Funding Corporation	7.250%	A2	40,030,624
628,830	Weingarten Realty Trust	6.750%	A-	15,764,768

	Total Real Estate			182,016,539

	Thrifts & Mortgage Finance – 2.3%

99,500	Countrywide Capital Trust III (PPLUS)	8.050%	BBB+	2,639,238
1,112,335	Countrywide Capital Trust IV	6.750%	BBB+	26,985,247
121,978	Countrywide Capital Trust V	7.000%	BBB+	2,988,461

	Total Thrifts & Mortgage Finance			32,612,946

	Wireless Telecommunication Services – 0.3%

33,900	United States Cellular Corporation	8.750%	A-	873,264
118,026	United States Cellular Corporation	7.500%	BBB-	2,991,959

	Total Wireless Telecommunication Services			3,865,223

	Total $25 Par (or similar) Preferred Securities (cost $682,938,163)			682,669,747

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (5)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 2.9% (1.9% of Total Investments) (4)

	Building Products – 0.1%

$995	TFS Acquisition, Term Loan	8.850%	8/11/13	B+	$1,002,463

	Commercial Services & Supplies – 0.1%

66	Aramark Corporation, LC Facility	7.445%	1/26/14	Ba3	66,107
921	Aramark Corporation, Term Loan	7.475%	1/26/14	Ba3	925,005

987	Total Commercial Services & Supplies				991,112

	Containers & Packaging – 0.1%

344	Bluegrass Container Company, LLC, 1st Lien Term Loan	7.589%	6/30/13	BB-	348,147
1,149	Bluegrass Container Company, LLC, Term Loan B	7.591%	6/30/13	BB-	1,163,543

1,493	Total Containers & Packaging				1,511,690

	Health Care Providers & Services – 0.5%

4,988	HCA, Inc., Term Loan	7.600%	11/17/13	BB	5,035,816
1,000	Health Management Associates, Inc. Term Loan	7.100%	2/28/14	Ba2	1,004,219
1,454	LifePoint Hospitals Holdings, Inc., Term Loan B	6.985%	4/15/14	BB-	1,452,111

7,442	Total Health Care Providers & Services				7,492,146

	Hotels, Restaurants & Leisure – 0.2%

993	Cedar Fair LP, Term Loan	7.320%	8/30/12	BB-	1,003,107
134	TDS Investor Corp., LC Facility	7.850%	8/23/13	Ba3	135,548
1,362	TDS Investor Corp., Term Loan	7.850%	8/23/13	Ba3	1,376,760

2,489	Total Hotels, Restaurants & Leisure				2,515,415

	Machinery – 0.1%

1,995	Oshkosh Truck Corporation, Term Loan	7.350%	12/06/13	BB	2,004,975

	Media – 0.8%

3,000	Charter Communications Operating, LLC, Incremental Term Loan, WI/DD	TBD	TBD	B1	2,997,813
1,000	Charter Communications Operating, LLC, Term Loan B	7.985%	4/28/13	B1	999,657
1,990	Neilsen Finance LLC, Term Loan B	7.610%	8/09/13	Ba3	2,009,175
1,517	Panamsat Corporation, Term Loan	7.860%	7/03/13	BB	1,532,919
974	Philadelphia Newspapers, Term Loan	8.080%	6/29/13	N/R	984,812
3,289	Univision Communications, Inc. Term Loan, WI/DD	TBD	TBD	Ba3	3,290,086

11,770	Total Media				11,814,462

	Paper & Forest Products – 0.1%

992	Georgia-Pacific Corporation, Term Loan B	7.091%	12/20/10	Ba2	998,738

	Real Estate Management & Development – 0.1%

1,000	LNR Property Corporation, Term Loan B	8.110%	7/12/11	B+	1,008,036

	Semiconductors & Equipment – 0.1%

1,319	Advanced Micro Devices, Term Loan B	7.570%	12/31/13	BB-	1,327,833

	Software – 0.3%

2,985	Dealer Computer Service, Term Loan	7.350%	10/26/12	Ba2	3,002,325
1,496	Intergraph Corporation, Term Loan	7.860%	5/29/13	B1	1,505,602

4,481	Total Software				4,507,927

	Specialty Retail – 0.4%

1,500	Burlington Coat Factory Warehouse Corporation, Term Loan	7.610%	5/28/11	B	1,492,125
2,477	Michaels Stores Inc., Term Loan	8.125%	10/31/13	B2	2,502,752
1,500	TRU 2005 RE Holding Co I LLC Term Loan	8.320%	12/09/08	B3	1,512,422

5,477	Total Specialty Retail				5,507,299

$40,440	Total Variable Rate Senior Loan Interests (cost $40,468,469)				40,682,096

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 37.0% (24.9% of Total Investments)

	Aerospace & Defense – 1.5%

$500	Alliant Techsystems Inc., 144A	2.750%	9/15/11	B+	$543,125
500	Armor Holdings Inc.	2.000%	11/01/24	B+	701,875
3,990	DRS Technologies, Inc., 144A	2.000%	2/01/26	B+	4,219,425
5,325	L-3 Communications Corporation	3.000%	8/01/35	BB+	5,711,063
4,475	Lockheed Martin Corporation	5.110%	8/15/33	BBB+	6,225,307
3,145	Triumph Group Inc.	2.625%	10/01/26	N/R	3,770,069

17,935	Total Aerospace & Defense				21,170,864

	Airlines – 0.4%

700	AMR Corporation	4.500%	2/15/24	CCC+	1,064,000
1,000	Continental Airlines, Inc.	5.000%	6/15/23	B3	1,996,250
2,300	UAL Corporation, 144A	4.500%	6/30/21	N/R	3,055,826

4,000	Total Airlines				6,116,076

	Automobiles – 0.7%

9,450	Ford Motor Company	4.250%	12/15/36	CCC+	10,465,875

	Biotechnology – 3.3%

6,650	Amgen Inc., 144A	0.125%	2/01/11	A+	6,109,688
500	Amgen Inc., 144A	0.375%	2/01/13	A+	452,500
1,000	Amgen Inc.	0.375%	2/01/13	A+	905,000
250	Cephalon, Inc.	2.000%	6/01/15	B-	414,375
2,350	Cephalon, Inc., Series B	0.000%	6/15/33	B-	3,149,000
9,895	Genzyme Corporation	1.250%	12/01/23	BBB	10,216,588
7,550	Gilead Sciences Inc., 144A	0.625%	5/01/13	N/R	8,559,813
5,440	Gilead Sciences Inc.	0.500%	5/01/11	N/R	6,174,400
4,530	Invitrogen Corporation	2.000%	8/01/23	N/R	4,881,075
4,600	Medimmune Inc.	1.375%	7/15/11	BBB	5,669,500

42,765	Total Biotechnology				46,531,939

	Capital Markets – 0.6%

250	BlackRock Inc.	2.625%	2/15/35	A+	398,750
6,600	Goldman Sachs Group, Inc.	0.125%	6/28/11	AA-	7,415,232

6,850	Total Capital Markets				7,813,982

	Commercial Banks – 0.6%

5,500	U.S. Bancorp, 144A	3.600%	9/20/36	Aa2	5,536,300
2,135	U.S. Bancorp	3.600%	9/20/36	AA	2,149,091
1,000	Wells Fargo & Company	5.610%	5/01/33	AA+	1,002,540

8,635	Total Commercial Banks				8,687,931

	Commercial Services & Supplies – 0.1%

1,300	Fair Isaac & Company	1.500%	8/15/23	N/R	1,350,375

	Communications Equipment – 1.6%

2,000	Ciena Corporation	3.750%	2/01/08	B	1,972,500
5,950	Juniper Networks Inc.	0.000%	6/15/08	BB	6,589,625
6,880	Lucent Technologies Inc., Series B	2.750%	6/15/25	Ba2	7,120,800
6,515	Lucent Technologies Inc.	2.750%	6/15/23	Ba2	6,531,288
500	Nortel Networks Corp.	4.250%	9/01/08	B-	496,250

21,845	Total Communications Equipment				22,710,463

	Computers & Peripherals – 1.3%

7,640	EMC Corporation, 144A	1.750%	12/01/11	BBB+	8,241,650
6,880	EMC Corporation, 144A	1.750%	12/01/13	BBB+	7,421,800
1,875	M Systems Financial, Inc.	1.000%	3/15/35	N/R	2,456,250
250	Sandisk Corporation	1.000%	5/15/13	BB-	220,000

16,645	Total Computers & Peripherals				18,339,700

	Construction & Engineering – 0.2%

2,530	Quanta Services Inc., 144A	3.750%	4/30/26	N/R	3,317,463

	Consumer Finance – 0.2%

750	SLM Corporation	5.310%	7/25/35	A	750,750

	Containers & Packaging – 0.2%

2,900	Sealed Air Corporation, 144A	3.000%	6/30/33	BBB	2,950,750

	Diversified Financial Services – 0.5%

6,325	Merrill Lynch & Co. Inc.	0.000%	3/13/32	Aa3	7,703,218

	Diversified Telecommunication Services – 1.0%

1,400	Level 3 Communications Inc.	3.500%	6/15/12	CCC	1,834,000
4,725	Level 3 Communications Inc.	2.875%	7/15/10	CCC	5,303,813
3,390	Qwest Communications International Inc.	3.500%	11/15/25	B+	5,623,163
1,500	Time Warner Telecom Inc.	2.375%	4/01/26	CCC+	1,968,750

11,015	Total Diversified Telecommunication Services				14,729,726

	Electric Utilities – 0.4%

1,125	Centerpoint Energy Inc.	3.750%	5/15/23	BBB-	1,797,188
3,950	Covanta Holding Corporation	1.000%	2/01/27	B1	3,900,625

5,075	Total Electric Utilities				5,697,813

	Electrical Equipment – 0.2%

1,800	General Cable Corporation	0.875%	11/15/13	B+	2,209,500

	Energy Equipment & Services – 1.9%

4,600	Cameron International Corporation, 144A	2.500%	6/15/26	BBB+	5,318,750
3,095	Core Laboratories LP, 144A	0.250%	10/31/11	N/R	3,265,225
3,750	Halliburton Company	3.125%	7/15/23	BBB+	6,440,625
4,775	Nabors Industries Inc., 144A	0.940%	5/15/11	A-	4,554,156
1,100	Nabors Industries Inc., 144A	0.940%	5/15/11	A-	1,049,125
4,850	Nabors Industries Inc.	0.000%	6/15/23	N/R	5,007,625
500	Pride International Inc.	3.250%	5/01/33	Ba2	633,125
250	Schlumberger Limited	2.125%	6/01/23	A+	441,875
250	Transocean Inc.	1.500%	5/15/21	A-	293,750

23,170	Total Energy Equipment & Services				27,004,256

	Food Products – 0.5%

6,355	Archer Daniels Midland Company, 144A	0.875%	2/15/14	A	6,577,425

	Health Care Equipment & Supplies – 1.6%

500	Advanced Medical Optics	3.250%	8/01/26	N/R	471,875
6,700	Beckman Coulter Inc., 144A	2.500%	12/15/36	BBB	7,085,250
12,725	Medtronic, Inc.	1.500%	4/15/11	AA-	13,074,938
1,700	Medtronic, Inc.	1.625%	4/15/13	AA-	1,746,750
250	Medtronic, Inc.	1.500%	4/15/11	AA-	256,875

21,875	Total Health Care Equipment & Supplies				22,635,688

	Health Care Providers & Services – 0.5%

500	Genesis Healthcare Corporation	2.500%	3/15/25	B-	651,250
500	LifePoint Hospitals Inc.	3.250%	8/15/25	B	474,375
250	Manor Care, Inc.	2.125%	8/01/35	BBB	318,750
6,210	Roche Holdings Inc., 144A	0.000%	7/25/21	N/R	5,849,261

7,460	Total Health Care Providers & Services				7,293,636

	Hotels, Restaurants & Leisure – 1.3%

1,000	Caesars Entertainment Inc.	5.360%	4/15/24	Baa3	1,344,900
13,715	Carnival Corporation	1.132%	4/29/33	A-	9,617,644
500	Hilton Hotels Corporation	3.375%	4/15/23	BB+	815,625
7,475	International Game Technology, 144A	2.600%	12/15/36	BBB	7,297,469

22,690	Total Hotels, Restaurants & Leisure				19,075,638

	Independent Power Producers & Energy Traders – 0.3%

4,125	SunPower Corporation	1.250%	2/15/27	N/R	4,300,313

	Industrial Conglomerates – 0.1%

500	3M Company	0.000%	11/21/32	Aa1	451,875
500	Tyco International Group SA	3.125%	1/15/23	BBB+	737,500

1,000	Total Industrial Conglomerates				1,189,375

	Insurance – 1.5%

5,655	American Financial Group Inc.	1.486%	6/02/33	BBB	3,350,588
5,030	Berkshire Hathaway Inc.	0.000%	5/15/07	N/R	6,125,977
10,725	Prudential Financial Inc.	2.613%	11/15/35	A	11,082,464

21,410	Total Insurance				20,559,029

	Internet & Catalog Retail – 0.0%

254	Amazon.com Inc.	4.750%	2/01/09	Ba3	253,365

	Internet Software & Services – 0.2%

1,875	Yahoo! Inc.	0.000%	4/01/08	BBB-	2,901,563

	IT Services – 0.4%

2,500	Digital River Inc.	1.250%	1/01/24	N/R	3,343,750
1,375	DST Systems Inc.	4.125%	8/15/23	N/R	2,239,531

3,875	Total IT Services				5,583,281

	Leisure Equipment & Products – 0.5%

7,025	Eastman Kodak Company	3.375%	10/15/33	B1	7,051,344

	Life Sciences Tools & Services – 0.5%

6,205	Millipore Corporation	3.750%	6/01/26	N/R	6,685,888

	Machinery – 0.8%

2,230	Barnes Group, Inc., 144A	3.750%	8/01/25	N/R	2,790,288
2,355	Barnes Group, Inc., 144A	3.375%	3/15/27	N/R	2,469,806
250	Danaher Corporation	0.000%	1/22/21	A+	260,938
5,000	Trinity Industries Inc.	3.875%	6/01/36	Ba3	5,525,000

9,835	Total Machinery				11,046,032

	Media – 2.4%

2,700	ELF Special Financing Limited, 144A	5.705%	6/15/09	Ba3	3,297,240
250	Lamar Advertising Company	2.875%	12/31/10	B1	344,375
3,460	Liberty Media Corporation	3.500%	1/15/31	BB+	2,848,960
8,340	Liberty Media Corporation	0.750%	3/30/23	BB+	9,809,925
9,675	Omnicom Group Inc.	0.000%	7/01/38	A-	10,424,813
6,330	Walt Disney Company	2.125%	4/15/23	A-	7,683,038

30,755	Total Media				34,408,351

	Metals & Mining – 0.2%

2,400	Placer Dome Inc.	2.750%	10/15/23	A-	3,066,000

	Multi-Utilities – 0.3%

3,025	Dominion Resources Inc., Series C	2.125%	12/15/23	BBB	3,679,156

	Oil, Gas & Consumable Fuels – 1.3%

5,350	Chesapeake Energy Corporation, 144A	2.750%	11/15/35	BB	5,597,438
3,965	Devon Energy Corporation	4.900%	8/15/08	BBB	5,546,044
1,765	Goodrich Petroleum Corporation, 144A	3.250%	12/01/26	N/R	1,652,481
5,250	Peabody Energy Corp.	4.750%	12/15/66	Ba3	5,217,188

16,330	Total Oil, Gas & Consumable Fuels				18,013,151

	Pharmaceuticals – 1.8%

3,545	Allergan Inc., 144A	1.500%	4/01/26	A	3,731,113
3,650	Allergan Inc.	1.500%	4/01/26	A	3,841,625
500	Bristol-Myers Squibb Company	4.855%	9/15/23	A+	506,250
250	Teva Pharmaceutical Finance Company B.V., Series D	1.750%	2/01/26	BBB	244,375
2,970	Teva Pharmaceutical Finance, Series A	0.500%	2/01/24	BBB	3,229,875
3,255	Teva Pharmaceutical Finance, Series B	0.250%	2/01/24	BBB	3,726,975
6,400	Wyeth, 144A	1.000%	1/15/24	A	6,855,680
3,500	Wyeth	4.883%	1/15/24	A	3,749,200

24,070	Total Pharmaceuticals				25,885,093

	Real Estate – 2.2%

2,860	Archstone-Smith Trust	4.000%	7/15/36	BBB+	2,995,850
7,825	Boston Properties Limited Partnership, 144A	2.875%	2/15/37	BBB+	7,717,406
2,285	CapitalSource Inc., WI/DD	3.500%	7/15/34	BBB-	2,704,663
500	Developers Diversified Realty Corporation, 144A	3.500%	8/15/11	BBB	536,875
2,815	Host Hotels & Resorts Inc., 144A	2.625%	4/15/27	BB	2,755,181
3,125	Prologis, 144A	2.250%	4/01/37	N/R	3,089,844
2,635	Vornado Realty	3.875%	4/15/25	BBB	3,649,475
7,430	Vornado Realty	3.625%	11/15/26	BBB	7,541,450

29,475	Total Real Estate				30,990,744

	Real Estate Management & Development – 0.2%

2,675	Tanger Properties Limited Partnership	3.750%	8/15/26	BBB-	3,179,906

	Road & Rail – 0.3%

1,175	CSX Corporation	0.000%	10/30/21	BBB	1,681,719
2,000	Yellow Roadway Corporation	5.000%	8/08/23	BBB-	2,607,500

3,175	Total Road & Rail				4,289,219

	Semiconductors & Equipment – 1.6%

5,545	Cypress Semiconductor Corporation, 144A	1.000%	9/15/09	B-	5,621,244
1,050	Intel Corporation, 144A	2.950%	12/15/35	A-	913,500
7,600	Intel Corporation	2.950%	12/15/35	A-	6,612,000
2,700	ON Semiconductor Corporation	0.000%	4/15/24	B-	2,936,250
5,125	PMC-Sierra Inc.	2.250%	10/15/25	N/R	5,541,406
735	Skyworks Solutions, Inc.	1.250%	3/01/10	N/R	704,681
875	Skyworks Solutions, Inc.	1.500%	3/01/12	N/R	817,031

23,630	Total Semiconductors & Equipment				23,146,112

	Software – 3.0%

7,350	Amdocs Limited	0.500%	3/15/24	BBB-	7,405,125
3,065	Cadence Design Systems, Inc.	1.500%	12/15/13	N/R	3,509,425
500	Computer Associates International Inc., 144A	1.625%	12/15/09	Ba1	676,250
6,650	Red Hat Inc.	0.500%	1/15/24	B+	7,165,375
6,890	Sybase, Inc.	1.750%	2/22/25	N/R	7,854,600
7,500	Symantec Corporation, 144A	0.750%	6/15/11	N/R	8,071,875
7,250	Symantec Corporation, 144A	1.000%	6/15/13	N/R	7,793,750

39,205	Total Software				42,476,400

	Specialty Retail – 0.2%

250	TJX Companies, Inc.	0.000%	2/13/21	A-	226,250
2,250	United Auto Group, Inc.	3.500%	4/01/26	B	2,396,250

2,500	Total Specialty Retail				2,622,500

	Trading Companies & Distributors – 0.2%

1,640	GATX Corporation	5.000%	8/15/23	BBB+	3,202,100

	Wireless Telecommunication Services – 0.4%

2,535	NII Holdings Inc., 144A	2.750%	8/15/25	N/R	4,090,856
1,510	SBA Communications Corporation, 144A	0.375%	12/01/10	N/R	1,557,188

4,045	Total Wireless Telecommunication Services				5,648,044

$479,899	Total Convertible Bonds (cost $501,829,789)				523,310,034

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 9.4% (6.3% of Total Investments)

	Aerospace & Defense – 0.3%

$1,000	Hexcel Corporation	6.750%	2/01/15	B+	$992,834
2,500	K&F Acquisition Inc.	7.750%	11/15/14	B-	2,668,750

3,500	Total Aerospace & Defense				3,661,584

	Auto Components – 0.2%

1,000	Keystone Automotive Operations Inc.	9.750%	11/01/13	CCC+	977,500

	Chemicals – 0.2%

1,000	Nell AF Sarl	8.375%	8/15/15	B2	1,047,500
1,500	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	B-	1,530,000

2,500	Total Chemicals				2,577,500

	Commercial Services & Supplies – 0.0%

600	Williams Scotsman Inc.	8.500%	10/01/15	B+	631,500

	Containers & Packaging – 0.3%

2,000	Owens-Brockway Glass Containers	8.250%	5/15/13	B	2,095,000
2,000	Owens-Illinois Inc.	7.800%	5/15/18	B	2,055,000

4,000	Total Containers & Packaging				4,150,000

	Diversified Telecommunication Services – 0.1%

2,000	Intelsat Subsidiary Holding Company Limited	8.500%	1/15/13	B+	2,095,000

	Electric Utilities – 0.3%

3,000	Midwest Generation LLC	8.750%	5/01/34	Ba2	3,270,000
500	Mirant North America LLC	7.375%	12/31/13	B2	515,000
1,000	Sierra Pacific Resources, Series 2006	6.750%	8/15/17	B1	1,025,801

4,500	Total Electric Utilities				4,810,801

	Electronic Equipment & Instruments – 0.1%

2,000	NXP BV	8.110%	10/15/13	BB+	2,067,500

	Energy Equipment & Services – 0.2%

1,200	Hanover Compressor Company	7.500%	4/15/13	B	1,236,000
1,500	Pride International Inc.	7.375%	7/15/14	Ba2	1,545,000

2,700	Total Energy Equipment & Services				2,781,000

	Food & Staples Retailing – 0.1%

2,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	B+	2,070,000

	Food Products – 0.2%

2,243	Dole Foods Company	7.875%	7/15/13	B-	2,170,103

	Health Care Providers & Services – 0.3%

700	HCA The Health Care Corporation Inc, 144A	9.125%	11/15/14	BB-	749,875
700	HCA The Health Care Corporation Inc., 144A	9.250%	11/15/16	BB-	756,875
2,500	US Oncology Inc.	10.750%	8/15/14	B2	2,800,000

3,900	Total Health Care Providers & Services				4,306,750

	Hotels, Restaurants & Leisure – 1.5%

2,000	Boyd Gaming Corporation	8.750%	4/15/12	Ba3	2,097,500
2,000	Boyd Gaming Corporation	7.750%	12/15/12	Ba3	2,075,000
1,500	Herbst Gaming Inc.	7.000%	11/15/14	B-	1,455,000
700	Jacobs Entertainment Inc.	9.750%	6/15/14	B-	719,250
2,000	Landry’s Restaurants Inc., Series B	7.500%	12/15/14	B1	1,980,000
1,600	Park Place Entertainment	8.125%	5/15/11	Ba1	1,702,000
2,500	Park Place Entertainment	7.000%	4/15/13	Baa3	2,659,553
2,000	Pinnacle Entertainment Inc.	8.250%	3/15/12	B-	2,070,000
750	Pinnacle Entertainment Inc.	8.750%	10/01/13	B-	800,625
1,750	Seminole Hard Rock Entertainment, Inc.	7.830%	3/15/14	BB	1,793,750
4,000	Universal City Development Partners	11.750%	4/01/10	B2	4,255,000

20,800	Total Hotels, Restaurants & Leisure				21,607,678

	Household Products – 0.1%

1,650	Central Garden & Pet Company	9.125%	2/01/13	B	1,728,375

	Independent Power Producers & Energy Traders – 0.2%

400	NRG Energy Inc.	7.250%	2/01/14	B1	411,000
400	NRG Energy Inc.	7.375%	2/01/16	B1	412,000

800	Total Independent Power Producers & Energy Traders				823,000

	IT Services – 0.5%

1,625	Global Cash Access LLC	8.750%	3/15/12	B-	1,710,313
4,750	Sungard Data Systems Inc.	9.125%	8/15/13	B-	5,118,125

6,375	Total IT Services				6,828,438

	Machinery – 0.1%

2,000	Greenbrier Companies, Inc.	8.375%	5/15/15	B+	2,040,000

	Media – 2.2%

4,000	Allbritton Communications Company, Series B	7.750%	12/15/12	B1	4,120,000
880	American Media Operations Inc., Series B	10.250%	5/01/09	Caa2	836,000
1,000	Cablevision Systems Corporation, Series B	8.125%	8/15/09	B+	1,040,000
5,000	Cablevision Systems Corporation	7.250%	7/15/08	B+	5,093,750
2,000	Charter Communications Operating LLC, 144A	8.000%	4/30/12	B-	2,092,500
1,975	Medianews Group Inc.	6.375%	4/01/14	B	1,742,938
1,950	Panamsat Corporation	9.000%	8/15/14	B	2,120,625
5,000	Primedia Inc.	8.875%	5/15/11	B	5,162,500
4,550	Vertis Inc.	9.750%	4/01/09	B1	4,652,375
4,000	Young Broadcasting Inc.	10.000%	3/01/11	Caa1	3,960,000

30,355	Total Media				30,820,688

	Metals & Mining – 0.2%

2,000	Chaparral Steel Company	10.000%	7/15/13	B+	2,240,000

	Multi-Utilities – 0.2%

1,400	Bon-Ton Department Stores Inc.	10.250%	3/15/14	B-	1,510,250
1,600	Dynegy Holdings Inc.	8.375%	5/01/16	B2	1,672,000

3,000	Total Multi-Utilities				3,182,250

	Oil, Gas & Consumable Fuels – 0.7%

2,400	Baytex Energy Ltd	9.625%	7/15/10	B-	2,532,000
400	Chaparral Energy Inc.	8.500%	12/01/15	CCC+	397,000
2,345	Chesapeake Energy Corporation	7.750%	1/15/15	BB	2,456,388
2,000	Hilcorp Energy I LP/Hilcorp Finance Company, 144A	7.750%	11/01/15	B	1,975,000
2,000	SemGroup LP, 144A	8.750%	11/15/15	B1	2,040,000
1,000	Whiting Petroleum Corporation	7.000%	2/01/14	B1	980,000

10,145	Total Oil, Gas & Consumable Fuels				10,380,388

	Paper & Forest Products – 0.5%

2,000	Georgia Pacific Corporation	7.700%	6/15/15	B	2,060,000
5,000	Georgia Pacific Corporation	8.125%	5/15/11	B	5,275,000

7,000	Total Paper & Forest Products				7,335,000

	Personal Products – 0.1%

1,500	Prestige Brands Inc.	9.250%	4/15/12	B-	1,560,000

	Real Estate – 0.3%

3,000	Felcor Lodging Trust Inc., 144A	7.263%	12/01/11	Ba3	3,045,000
1,000	Trustreet Properties, Inc.	7.500%	4/01/15	Aa1	1,089,999
500	Ventas Realty LP, Series WI	7.125%	6/01/15	BB+	526,250

4,500	Total Real Estate				4,661,249

	Semiconductors & Equipment – 0.1%

1,600	Avago Technologies Finance Pte Limited	10.375%	12/01/13	B	1,740,000

	Specialty Retail – 0.2%

3,000	Warnaco Inc.	8.875%	6/15/13	B+	3,198,750

	Textiles, Apparel & Luxury Goods – 0.2%

3,000	Jostens IH Corporation	7.625%	10/01/12	B2	3,067,500

$128,668	Total Corporate Bonds (cost $131,702,482)				133,512,554

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Capital Preferred Securities – 28.9% (19.5% of Total Investments)

	Capital Markets – 4.0%

1,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	$1,269,291
27,500	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	27,853,238
8,300	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A-	9,906,598
1,600	Kleinwort Benson Group PLC	5.812%	12/31/99	N/R	1,335,069
1,600	MUFG Capital Finance 2	4.850%	7/25/56	BBB	2,088,412
8,000	UBS Preferred Funding Trust I	8.622%	10/29/49	AA-	8,849,352
4,800	Washington Mutual Capital Trust I	8.375%	6/01/27	A3	5,011,694

	Total Capital Markets				56,313,654

	Commercial Banks – 18.4%

3,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	2,986,800
9,500	Abbey National Capital Trust I	8.963%	6/30/50	A+	12,713,394
2,155	AgFirst Farm Credit Bank	8.393%	12/15/16	N/R	2,386,727
6,500	AgFirst Farm Credit Bank, 144A	7.300%	12/15/53	N/R	6,484,543
3,000	Bank One Capital III	8.750%	9/01/30	Aa3	3,944,421
2,000	BanPonce Trust I, Series A	8.327%	2/01/27	A3	2,085,580
13,030	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	14,603,842
3,400	BBVA International Perferred SA, WI/DD, 144A	5.919%	10/18/49	A1	3,368,952
700	Capital One Capital IV Corporation	6.745%	2/17/37	Baa1	673,028
3,000	Centura Capital Trust I, 144A	8.845%	6/01/27	A2	3,146,256
1,500	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	1,625,549
1,400	Den Norske Bank, 144A	7.729%	6/29/49	Aa2	1,520,446
500	Fifth Third Capital Trust IV	6.500%	4/15/37	A1	497,987
6,200	First Empire Capital Trust I	8.234%	2/01/27	Baa1	6,463,791
2,000	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	2,108,860
19,000	HBOS Capital Funding LP	6.850%	3/23/49	A1	19,221,749
2,400	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	2,700,569
5,750	HSBC Capital Funding LP, 144A	10.176%	6/30/50	A1	8,388,054
11,000	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	Aa3	12,201,827
16,600	Lloyds TSB Bank PLC	6.900%	11/22/49	Aa2	16,622,792
20,000	M&I Capital Trust A	7.650%	12/01/26	A2	20,676,000
5,000	NB Capital Trust IV	8.250%	4/15/27	Aa3	5,200,695
1,000	North Fork Capital Trust I	8.700%	12/15/26	Baa1	1,043,030
8,000	North Fork Capital Trust II	8.000%	12/15/27	Baa1	8,422,480
1,000	Popular North American Capital Trust I	6.564%	9/15/34	A3	993,407
14,000	RBS Capital Trust B	6.800%	12/31/49	A1	14,055,874
600	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	637,756
2,500	Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	2,579,688
8,000	Sparebanken Rogaland, 144A	6.443%	5/01/49	A1	8,006,360
10,500	St. George Funding Company LLC, Reg S	8.485%	6/30/17	Baa1	10,985,625
9,450	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	Aa3	10,357,776
4,000	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A-	4,490,880
800	Union Bank of Norway	7.068%	11/19/49	A2	1,194,998
300	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A2	32,868,750
14,200	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	BBB	13,756,932
1,200	Wells Fargo Capital Trust X	5.950%	12/15/86	Aa2	1,160,026

	Total Commercial Banks				260,175,444

	Diversified Financial Services – 1.4%

2,500	BNP Paribas Capital Trust	7.200%	12/31/49	A+	2,507,618
3,100	Fulton Capital Trust I	6.290%	2/01/36	A3	3,036,676
10,400	JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	Aa3	10,874,042
2,800	Old Mutual Capital Funding	8.000%	6/22/53	Baa2	2,919,000

	Total Diversified Financial Services				19,337,336

	Diversified Telecommunication Services – 0.8%

9,957	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	11,690,140

	Insurance – 2.8%

2,300	American General Capital II	8.500%	7/01/30	Aa3	2,999,345
4,000	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	BBB+	3,939,248
12,200	MetLife Inc.	6.400%	12/15/66	A3	11,950,937
1,150	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	1,361,560
5,500	Oil Insurance Limited, 144A	7.550%	12/30/49	Baa1	5,807,698
6,750	Prudential PLC	6.500%	6/29/49	A	6,775,029
6,600	XL Capital, Limited	6.500%	10/15/57	BBB	6,413,002

	Total Insurance				39,246,819

	Oil, Gas & Consumable Fuels – 0.3%

6,110	KN Capital Trust III	7.630%	4/15/28	Baa3	5,913,948

	Road & Rail – 0.4%

6,400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	5,964,941

	Thrifts & Mortgage Finance – 0.8%

500	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	A+	511,570
10,000	Dime Capital Trust I, Series A	9.330%	5/06/27	A3	10,496,310

	Total Thrifts & Mortgage Finance				11,007,880

	Total Capital Preferred Securities (cost $421,799,973)				409,650,162

Shares	Description (1)	Value

	Investment Companies – 1.9% (1.3% of Total Investments)

65,094	Blackrock Preferred and Corporate Income Strategies Fund	$1,439,879
369,443	Blackrock Preferred Income Strategies Fund	7,699,192
334,392	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	7,456,942
110,991	Flaherty and Crumrine/Claymore Total Return Fund Inc.	2,480,649
3,300	John Hancock Preferred Income Fund	83,218
5,700	John Hancock Preferred Income Fund II	142,956
315,516	John Hancock Preferred Income Fund III	7,285,264

	Total Investment Companies (cost $24,598,575)	26,588,100

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 1.9% (1.3% of Total Investments)

$18,027	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $18,034,371, collateralized by $4,000,000 U.S. Treasury Bonds, 7.875%, due 2/15/21, value $5,240,000 and $9,665,000 U.S. Treasury Bonds, 8.125%, due 5/15/21, value $13,151,832	4.900%	4/02/07	$18,027,010
8,478	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $8,481,275, collateralized by $8,760,000 U.S. Treasury Notes, 3.375%, due 12/15/08, value $8,650,500	4.900%	4/02/07	8,477,813

$26,505	Total Short-Term Investments (cost $26,504,823)			26,504,823

	Total Investments (cost $2,069,060,294) – 148.6%			2,102,678,454

	Other Assets Less Liabilities – 1.4%			20,372,280

	Preferred Shares, at Liquidation Value – (50.0)%			(708,000,000)

	Net Assets Applicable to Common Shares – 100%			$1,415,050,734

Interest Rate Swaps outstanding at March 31, 2007:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

JPMorgan Chase	$71,000,000	Receive	1-Month USD-LIBOR	2.994%	Monthly	1/22/08	$1,313,136
Morgan Stanley	71,000,000	Receive	1-Month USD-LIBOR	3.406	Monthly	1/22/09	1,962,977

							$3,276,113

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
Futures Contracts outstanding at March 31, 2007:

					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	March 31, 2007	(Depreciation)

U.S. Treasury Bonds	Long	1,173	6/07	$130,496,250	$(828,742)
U.S. 10-Year Treasury Notes	Long	2,009	6/07	217,223,125	(307,547)

					$(1,136,289)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing.

(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(4)
Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)	Investment is eligible for the Dividends Received Deduction.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

Reg S
Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are outside the United states.

SATURNS	Structured Asset Trust Unit Repackaging.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, recognition of income on REIT investments, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.
At March 31, 2007, the cost of investments was $2,089,197,293.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$67,415,189
Depreciation	(53,934,028)

Net unrealized appreciation (depreciation) of investments	$13,481,161

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Multi-Strategy Income & Growth Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2007

*	Print the name and title of each signing officer under his or her signature.